UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GoodHaven Capital Management, LLC
Address:    4940 SW 83rd Street
            Miami, FL  33143

Form 13F File Number: 28-14869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keith Trauner
Title:   Chief Compliance Officer
Phone:   (305) 677-7650

Signature, Place, and Date of Signing:

/s/ Keith Trauner            Miami, FL             May 14, 2012
-------------------          -----------           ------------
    Signature                City, State              Date

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  159,660 (in thousands)

List of Other Included Managers:

NONE


GoodHaven Capital Management, LLC
FORM 13F
GSAP & GOODX Consolidated
31-Mar-12


                                                                                                    Voting Authority
                                                                                                    ----------------
                                                             Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                    Title of class    CUSIP   (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------    --------------    -----    -------  --------  ---  ----  -------  --------  ----  ------   ----
S<c>                                   <c>          <c>        <c>      <c>     <c>   <c>    <c>      <c>      <c>    <c>    <c>
Ace Ltd                                cs          h0023r105    239      3265    SH          Sole               675           2590
Alleghany Corp                         cs          017175100   3966     12050    SH          Sole              9550           2500
Barrick Gold Corp                      cs          067901108   3435     79000    SH          Sole             79000
Berkley W R Corp                       cs          084423102    309      8565    SH          Sole              3415           5150
Berkshire Hathaway Inc Cl B            cs          084670702  11478    141438    SH          Sole             87331          54107
EXCO Resources Inc                     cs          269279402   2388    360242    SH          Sole            360242
Exxon Mobil Corp                       cs          30231g102    252      2909    SH          Sole               831           2078
Federated Investors Inc PA Cl          cs          314211103  10599    472960    SH          Sole            296670         176290
Google Inc Cl A                        cs          38259p508  10603     16535    SH          Sole              9481           7054
Hartford Financial Services Gr         cs          416515104   1370     65000    SH          Sole             65000
Hewlett Packard Co                     cs          428236103  13520    567350    SH          Sole            402610         164740
Jefferies Group Inc                    cs          472319102  13099    695250    SH          Sole            458010         237240
Leucadia Natl Corp                     cs          527288104    691     26493    SH          Sole              1343          25150
Microsoft Corp                         cs          594918104  15734    487790    SH          Sole            318935         168855
Morgan Stanley                         cs          617446448    350     17800    SH          Sole                            17800
Mueller Industries Inc                 cs          624756102   2782     61200    SH          Sole             61200
Quanex Building Products Corp          cs          747619104   2895    164200    SH          Sole            164200
Republic Services Inc                  cs          760759100   4703    153910    SH          Sole             92660          61250
Seacor Holdings Inc                    cs          811904101   1462     15268    SH          Sole             14139           1129
Sears Holdings Corp                    cs          812350106   4004     60442    SH          Sole             46273          14169
Spectrum Brands Holdings Inc           cs          84763r101  26451    756616    SH          Sole            522741         233875
Sprint Nextel Corp Ser 1               cs          852061100   5210   1827980    SH          Sole           1211570         616410
Systemax Inc                           cs          871851101   3247    192567    SH          Sole            107126          85441
Wal-Mart Stores Inc                    cs          931142103   3995     65280    SH          Sole             56590           8690
Walter Inv Mgmt Corp                   cs          93317w102  11222    497653    SH          Sole            313422         184231
White Mountains Ins Group Ltd          cs          g9618e107   5274     10512    SH          Sole              7797           2715
Gyrodyne Co America Inc                re          403820103    201      2006    SH          Sole              2006
American International Group I         wt          026874156    181     17014    SH          Sole                            17014